UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.0%
	Shares	Value

CONSUMER DISCRETIONARY — 13.2%
1-800-Flowers.com, Cl A *	23,000	$136,390
Black Diamond *	10,600	103,880
Cache *	16,264	62,129
Coastal Contacts *	28,940	170,167
CSS Industries	3,700	106,042
Full House Resorts *	39,300	108,468
Hooker Furniture	12,100	209,209
Jamba *	140,240	373,038
Johnson Outdoors, Cl A *	20,100	471,546
Luby’s *	80,300	546,843
Marine Products	23,200	167,736
MarineMax *	39,100	453,169
ReachLocal *	8,018	133,660
Rocky Brands *	10,600	156,880
Ruth’s Hospitality Group	34,700	343,877
Spartan Motors	72,010	383,093
Tuesday Morning *	21,360	173,230

		4,099,357

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER STAPLES — 1.1%
Lifeway Foods	12,900	$163,572
Omega Protein *	19,800	184,338

		347,910

ENERGY — 6.7%
Bolt Technology	32,900	526,400
EPL Oil & Gas *	14,780	482,862
Evolution Petroleum *	34,100	338,954
Gulf Island Fabrication	9,300	191,208
Synergy Resources *	44,600	301,050
TGC Industries	19,186	170,180
Triangle Petroleum *	13,740	75,433

		2,086,087

FINANCIALS — 19.6%
Agree Realty (A)	8,800	264,616
Bank Mutual	45,330	234,809
Cardinal Financial	8,200	125,050
First Bancorp	18,200	311,038
First Busey	2,870	12,341
Fox Chase Bancorp	16,500	279,015
Franklin Financial	9,400	170,892
HFF, Cl A	13,040	273,188
HomeTrust Bancshares *	15,070	240,366
ICG Group *	33,400	396,458
Independent Bank Group *	2,400	68,496
Metro Bancorp *	9,140	162,235
Middleburg Financial	8,600	155,574
MPG Office Trust * (A)	39,478	123,171
MutualFirst Financial	38,700	621,909
National Interstate	7,730	224,557
Newport Bancorp *	7,210	123,147
North Valley Bancorp *	18,900	332,451
OmniAmerican Bancorp *	15,060	374,994
Park Sterling *	78,700	450,951
SI Financial Group	22,600	262,160
Territorial Bancorp	13,500	315,630
TF Financial	1,460	36,573
TICC Capital	33,900	344,763
Univest Corp of Pennsylvania	2,100	36,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — (continued)
Westbury Bancorp *	10,100	$133,320

		6,074,517

HEALTH CARE — 14.7%
Antares Pharma *	34,690	131,475
AtriCure *	44,620	372,131
BioDelivery Sciences International *	29,500	167,560
BioScrip *	32,800	454,608
Cardiovascular Systems *	1,500	25,740
Cerus *	41,650	221,578
Conceptus *	9,300	288,393
Cutera *	14,300	158,873
Derma Sciences *	17,500	211,575
Digirad *	123,100	315,136
Nanosphere *	41,400	114,678
Natus Medical *	26,050	325,885
NeoGenomics *	57,100	213,554
Novadaq Technologies *	11,800	158,946
Providence Service *	6,208	108,702
Sharps Compliance *	79,360	244,429
Spectranetics *	23,100	430,815
Synergetics USA *	29,500	87,025
TearLab *	42,600	318,648
Uroplasty *	43,300	108,250
Ventrus Biosciences *	36,200	97,016

		4,555,017

INDUSTRIALS — 17.3%
Active Power *	44,900	205,193
Aegean Marine Petroleum Network	26,630	157,117
Ceco Environmental	44,300	514,323
Columbus McKinnon *	18,500	347,430
Frozen Food Express Industries *	123,500	156,845
Gorman-Rupp	2,500	70,625
Graham	15,310	372,033

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — (continued)
Hudson Technologies *	31,100	$125,644
Hurco *	18,100	485,623
Insteel Industries	37,400	620,092
Mfri *	13,300	97,090
Northwest Pipe *	14,900	406,621
Perma-Fix Environmental Services *	70	52
PMFG *	7,200	41,472
PowerSecure International *	10,000	137,000
Primoris Services	17,340	382,174
SIFCO Industries	23,859	407,512
Sparton *	26,100	362,529
Twin Disc	11,700	249,444
Ultralife *	35,200	138,688
XPO Logistics *	5,300	86,443

		5,363,950

INFORMATION TECHNOLOGY — 17.6%
Accelrys *	33,300	328,005
Brightcove *	41,950	252,539
CalAmp *	24,810	276,136
Callidus Software *	74,600	320,034
Computer Task Group	721	14,795
Datalink *	28,300	316,677
Extreme Networks *	53,910	179,520
Integrated Silicon Solution *	16,500	151,305
IntraLinks Holdings *	59,510	340,397
Iteris *	40,300	62,868
Marchex, Cl A	24,900	102,837
Move *	31,700	361,697
PAR Technology *	10,200	42,738
Perceptron	9,900	69,201
PLX Technology *	47,600	222,292
Proofpoint *	16,900	309,608
Reis *	20,700	331,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — (continued)
Responsys *	25,000	$194,250
Rudolph Technologies *	23,900	278,913
SciQuest *	13,100	299,466
Seachange International *	35,740	388,136
Silicon Image *	41,100	202,623
support.com *	63,440	253,126
Vocus *	21,640	181,992

		5,480,976

MATERIALS — 4.8%
American Pacific *	26,715	654,785
Landec *	10,500	140,805
Olympic Steel	19,200	384,000
Penford *	16,700	183,700
Universal Stainless & Alloy *	3,700	129,352

		1,492,642

TOTAL COMMON STOCK

(Cost $28,887,443)		29,500,456

SHORT-TERM INVESTMENT — 3.2%
SEI Daily Income Trust Government Fund, Cl A, 0.02% (B) (Cost $1,000,299)	1,000,299	1,000,299

TOTAL INVESTMENTS — 98.2%

(Cost $29,887,742)		$30,500,755

Percentages	are based on Net Assets of $31,066,780.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of April 30, 2013.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $29,887,742)	$30,500,755
Receivable for Capital Shares Sold	750,316
Receivable for Investment Securities Sold	251,061
Receivable due from Adviser	6,076
Dividend and Interest Receivable	506
Prepaid Expenses	20,963

Total Assets	31,529,677

Liabilities:
Payable for Investment Securities Purchased	389,597
Payable due to Administrator	11,507
Chief Compliance Officer Fees Payable	2,728
Payable due to Trustees	2,437
Payable for Capital Shares Redeemed	150
Distribution Fees Payable (Investor Class Shares)	83
Payable due to Shareholder Servicing Agent (Investor Class Shares)	64
Other Accrued Expenses and Other Payables	56,331

Total Liabilities	462,897

Net Assets	$31,066,780

NET ASSETS CONSIST OF:
Paid-in-Capital	$30,436,726
Distributions in Excess of Net Investment Income	(39,624)
Accumulated Net Realized Gain on Investments	56,665
Net Unrealized Appreciation on Investments	613,013

Net Assets	$31,066,780

Net Asset Value Per Share-
Institutional Class Shares (unlimited authorization - no par value) ($30,655,350 ÷ 2,526,370 shares)	$12.13

Net Asset Value Per Share-
Investor Class Shares (unlimited authorization - no par value) ($411,430 ÷ 33,943 shares)	$12.12

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2013
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$35,567

Total Investment Income	35,567

Expenses:
Investment Advisory Fees	69,385
Administration Fees	69,328
Trustees’ Fees	6,539
Chief Compliance Officer Fees	3,742
Distribution Fees (Investor Class Shares)	224
Shareholder Serving Fees (Investor Class Shares)	224
Transfer Agent Fees	37,668
Deferred Offering Costs (See Note 2)	28,125
Legal Fees	14,424
Printing Fees	13,148
Audit Fees	11,243
Registration and Filing Fees	9,163
Custodian Fees	2,480
Other Expenses	11,109

Total Expenses	276,802

Less:
Waiver of Investment Advisory Fees	(69,385)
Reimbursement from Adviser	(137,582)
Fees Paid Indirectly — Note 4	(1)

Net Expenses	69,834

Net Investment Loss	(34,267)

Net Realized Gain Investments	58,362
Net Change in Unrealized Appreciation on Investments	585,614

Net Realized and Unrealized Gain on Investments	643,976

Net Increase in Net Assets Resulting from Operations	$609,709

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012*

Operations:
Net Investment Loss	$(34,267)	$(1,452)
Net Realized Gain on Investments	58,362	7,648
Net Change in Unrealized Appreciation on Investments	585,614	27,399

Net Increase in Net Assets Resulting From Operations	609,709	33,595

Dividends and Distributions to Shareholders:
Net Investment Income
Institutional	(5,254)	–
Investor	(103)	–
Net Capital Gains
Institutional	(7,577)	–
Investor	(316)	–

Total Dividends and Distributions to Shareholders	(13,250)	–

Capital Share Transactions:(1)
Institutional Class Shares
Issued	28,702,812	1,350,220
Reinvestment of Distributions	12,830	–
Redeemed	(20,614)	(20)

Net Institutional Share Transactions	28,695,028	1,350,200

Investor Class Shares
Issued	344,862	56,250
Reinvestment of Distributions	419	–
Redeemed	(9,983)	(50)

Net Investor Share Transactions	335,298	56,200

Net Increase in Net Assets From Capital Share Transactions	29,030,326	1,406,400

Total Increase in Net Assets	29,626,785	1,439,995

Net Assets:
Beginning of Period	1,439,995	–

End of Period (including distributions in excess of net investment income of ($39,624) and $– respectively)	$31,066,780	$1,439,995

*	Commenced operations on March 30, 2012.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout The Period

        Institutional Class Shares

	Six Months Ended April 30, 2013 (Unaudited)		Period Ended October 31, 2012 ‡

Net Asset Value, Beginning of Period	$10.34		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.04)		(0.03)
Net Realized and Unrealized Gain	1.93		0.37

Total from Investment Operations	1.89		0.34

Dividends and Distributions:
Net Investment Income	(0.04)		–
Capital Gains	(0.06)		–

Total Dividends and Distributions	(0.10)		–

Net Asset Value, End of Period	$12.13		$10.34

Total Return†	18.40%		3.40%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$30,655		$1,382
Ratio of Expenses to Average Net Assets	1.25	%††	1.25	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	4.90	%††	72.09	%††
Ratio of Net Investment Loss to Average Net Assets	(0.61	)%††	(0.49	)%††
Portfolio Turnover Rate^	12%		17%

Amounts designated as “–” are $0.

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout The Period

        Investor Class Shares

	Six Months Ended April 30, 2013 (Unaudited)		Period Ended October 31, 2012 ‡

Net Asset Value, Beginning of Period	$10.33		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.05)		(0.05)
Net Realized and Unrealized Gain	1.92		0.38

Total from Investment Operations	1.87		0.33

Dividends and Distributions:
Net Investment Income	(0.02)		–
Capital Gains	(0.06)		–

Total Dividends and Distributions	(0.08)		–

Net Asset Value, End of Period	$12.12		$10.33

Total Return†	18.19%		3.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$411		$58
Ratio of Expenses to Average Net Assets	1.75	%††	1.55	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	10.53	%††	331.49	%††
Ratio of Net Investment Loss to Average Net Assets	(0.92	)%††	(0.88	)%††
Portfolio Turnover Rate^	12%		17%

Amounts designated as “–” are $0.

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.
††	Annualized.
^	Portfolio turnover is for the period indicated and has not been annualized.
‡	Commenced operations on March 30, 2012.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The short-term investment is valued at net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2013, all of the Fund’s investments were considered Level 1. For details of investment classifications, reference the Schedule of Investments.

During the six months ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2013, there were no Level 3 securities.

During the six months ended April 30, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2013 the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2013, offering costs have been fully amortized.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. During the six months ended April 30, 2013 there were no redemption fees retained by the Fund.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for the Fund, plus $15,000 per additional class or 0.12% of the first $500 million, 0.10% on assets between $500 million and $1 billion and 0.08% of any amount above $1 billion of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. During the six months ended April 30, 2013, the Fund’s Investor Shares incurred $224 of shareholder servicing fees, an effective rate of 0.25%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. During the six months ended April 30, 2013, the Fund’s Investor Shares incurred $224 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2013, the Fund earned cash management credits of $1, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until March 29, 2014. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2014. As of April 30, 2013, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $41,115, expiring 2015, and $431,474, expiring in 2016. During the six months ended April 30, 2013, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012*
Share Transactions:
Institutional Class Shares
Issued	2,393,197	133,630
Reinvested	1,245	–
Redeemed	(1,700)	(2)

Net Share Transactions	2,392,742	133,628

Investor Class Shares
Issued	29,147	5,591
Reinvested	41	–
Redeemed	(831)	(5)

Net Share Transactions	28,357	5,586

*	Commenced operations on March 30, 2012.

7. Investment Transactions:

During the six months ended April 30, 2013, the Fund made purchases of $28,931,767 and sales of $1,515,998 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013
(Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$6,448
Unrealized Appreciation	27,147

Total Distributable Earnings	$33,595

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2013, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$29,887,742	$1,875,577	$(1,262,564)	$613,013

9. Other:

As of April 30, 2013, 92% of the Institutional Class Shares total shares outstanding were held by two record shareholders and 85% of the Investor Class Shares total shares outstanding were held by four record shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
APRIL 30, 2013

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 11/01/12	Ending Account Value 4/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,184.00	1.25%	$1.12
Investor Class	1,000.00	1,181.90	1.75	1.57
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class	1,000.00	1,016.12	1.75	8.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013